PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	December 31,	June 30,
	2025	2026
Cost:
Buildings	782	736
Leasehold improvements	10,872	10,733
Furniture, fixtures and equipment	2,490	2,474
Motor vehicles	3	3
	14,147	13,946
Less: Accumulated depreciation	9,121	9,178
	5,026	4,768
Construction in progress	204	221
Property and equipment, net	5,230	4,989

Depreciation expense was RMB564 and RMB532 for the six months ended June 30, 2025 and 2026, respectively.